Expected credit loss measurement - Financial assets subject to credit risk by rating category (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	$ 695,603	$ 583,159
Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	687,345	576,815
Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	158,231	107,068
Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	15,444	12,447
Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	74,210	84,245
Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	32,737	23,289
Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	379,528	326,786
Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	27,194	22,980
Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		8,258	6,345
Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	672,021	564,765
Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	663,763	558,420
Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	158,231	107,068
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	15,260	12,367
Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	74,210	84,245
Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	32,737	23,289
Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	356,948	309,499
Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	26,377	21,953
Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,873	16,069
Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,873	16,069
Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	184	80
Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,341	15,538
Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	348	451
Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,709	2,326
Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,709	2,326
Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,240	1,749
Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	469	576
Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		696,815	584,075
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		688,556	577,730
Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		158,231	107,068
Gross carrying amount | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,460	12,454
Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		74,212	84,246
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		32,737	23,289
Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		380,589	327,550
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		27,327	23,123
Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		8,258	6,345
Gross carrying amount | Rating category 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		212,417	152,120
Gross carrying amount | Rating category 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		209,204	146,267
Gross carrying amount | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		156,250	105,195
Gross carrying amount | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		543	309
Gross carrying amount | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		22,998	21,089
Gross carrying amount | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		8,196	4,899
Gross carrying amount | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,813	1,744
Gross carrying amount | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,404	13,031
Gross carrying amount | Rating category 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,212	5,854
Gross carrying amount | Rating category 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		266,936	216,139
Gross carrying amount | Rating category 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		261,922	215,690
Gross carrying amount | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,981	1,873
Gross carrying amount | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		12,129	9,832
Gross carrying amount | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,009	16,889
Gross carrying amount | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,477	10,553
Gross carrying amount | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		214,307	174,982
Gross carrying amount | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,018	1,560
Gross carrying amount | Rating category 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,014	450
Gross carrying amount | Rating category 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		91,993	80,354
Gross carrying amount | Rating category 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		91,993	80,354
Gross carrying amount | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,344	1,326
Gross carrying amount | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,367	14,366
Gross carrying amount | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		7,733	5,033
Gross carrying amount | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		67,270	59,240
Gross carrying amount | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		280	390
Gross carrying amount | Rating category 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		98,255	109,994
Gross carrying amount | Rating category 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		98,223	109,952
Gross carrying amount | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,182	687
Gross carrying amount | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		17,995	28,815
Gross carrying amount | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,243	2,765
Gross carrying amount | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		69,217	70,528
Gross carrying amount | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,585	7,158
Gross carrying amount | Rating category 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		32	41
Gross carrying amount | Rating category 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,709	22,485
Gross carrying amount | Rating category 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,709	22,485
Gross carrying amount | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		260	298
Gross carrying amount | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,842	3,088
Gross carrying amount | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		88	39
Gross carrying amount | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		21,038	18,748
Gross carrying amount | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		481	312
Gross carrying amount | Rating category 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category Defaulted | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,505	2,981
Gross carrying amount | Rating category Defaulted | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,505	2,981
Gross carrying amount | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	1
Gross carrying amount | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,943	2,308
Gross carrying amount | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		560	672
Gross carrying amount | Rating category Defaulted | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		158,231	107,068
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,269	12,371
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		74,212	84,246
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		32,737	23,289
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		357,090	309,581
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		26,410	21,988
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		156,250	105,195
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		543	309
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		22,998	21,089
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		8,196	4,899
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,813	1,744
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,404	13,031
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,981	1,873
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		12,074	9,832
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,009	16,889
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,477	10,553
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		212,970	174,328
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,015	1,549
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,277	1,326
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,367	14,366
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		7,733	5,033
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		63,000	56,957
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		269	381
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,145	677
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		17,995	28,815
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,243	2,765
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		59,447	62,435
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,334	6,747
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		231	228
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,842	3,088
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		88	39
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,860	14,117
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		389	280
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		189	81
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		20,556	15,661
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		357	463
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		55	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,338	655
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3	11
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		67	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,269	2,283
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		11	9
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		37	10
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		9,770	8,093
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		251	412
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		29	71
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,178	4,631
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		91	32
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	1
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,943	2,308
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		560	672
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	1
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,943	2,308
Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		560	672
Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,211)	(915)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,211)	(915)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(16)	(6)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,060)	(764)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(133)	(143)
Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(187)	(124)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(187)	(124)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(9)	(4)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(142)	(82)
Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(34)	(35)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(229)	(137)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(229)	(137)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(5)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(215)	(123)
Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(9)	(13)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(795)	(655)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(795)	(655)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(703)	(559)
Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(90)	(95)
UBS AG | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	696,976	584,329
UBS AG | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	688,717	577,985
UBS AG | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	158,231	107,068
UBS AG | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	15,344	12,379
UBS AG | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	74,210	84,245
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	32,737	23,289
UBS AG | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	380,977	327,992
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	27,219	23,012
UBS AG | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		8,258	6,345
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	673,394	565,935
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	665,135	559,590
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	158,231	107,068
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	15,160	12,298
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	74,210	84,245
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	32,737	23,289
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	358,396	310,705
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	26,401	21,985
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,873	16,069
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,873	16,069
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	184	80
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	20,341	15,538
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	348	451
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,709	2,326
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,709	2,326
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	2,240	1,749
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	[1]	469	576
UBS AG | Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		698,187	585,245
UBS AG | Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		689,929	578,899
UBS AG | Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		158,231	107,068
UBS AG | Gross carrying amount | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,360	12,386
UBS AG | Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		74,212	84,246
UBS AG | Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		32,737	23,289
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		382,036	328,756
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		27,352	23,154
UBS AG | Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		8,258	6,345
UBS AG | Gross carrying amount | Rating category 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		212,417	152,120
UBS AG | Gross carrying amount | Rating category 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		209,204	146,267
UBS AG | Gross carrying amount | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		156,250	105,195
UBS AG | Gross carrying amount | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		543	309
UBS AG | Gross carrying amount | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		22,998	21,089
UBS AG | Gross carrying amount | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		8,196	4,899
UBS AG | Gross carrying amount | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,813	1,744
UBS AG | Gross carrying amount | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,404	13,030
UBS AG | Gross carrying amount | Rating category 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,212	5,854
UBS AG | Gross carrying amount | Rating category 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		268,309	217,309
UBS AG | Gross carrying amount | Rating category 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		263,295	216,860
UBS AG | Gross carrying amount | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,981	1,873
UBS AG | Gross carrying amount | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		12,029	9,764
UBS AG | Gross carrying amount | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,009	16,889
UBS AG | Gross carrying amount | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,477	10,553
UBS AG | Gross carrying amount | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		215,755	176,189
UBS AG | Gross carrying amount | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,043	1,592
UBS AG | Gross carrying amount | Rating category 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,014	450
UBS AG | Gross carrying amount | Rating category 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		91,993	80,354
UBS AG | Gross carrying amount | Rating category 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		91,993	80,354
UBS AG | Gross carrying amount | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,344	1,326
UBS AG | Gross carrying amount | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,367	14,366
UBS AG | Gross carrying amount | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		7,733	5,033
UBS AG | Gross carrying amount | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		67,270	59,240
UBS AG | Gross carrying amount | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		280	390
UBS AG | Gross carrying amount | Rating category 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		98,255	109,994
UBS AG | Gross carrying amount | Rating category 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		98,223	109,952
UBS AG | Gross carrying amount | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,182	687
UBS AG | Gross carrying amount | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		17,995	28,815
UBS AG | Gross carrying amount | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,243	2,765
UBS AG | Gross carrying amount | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		69,217	70,528
UBS AG | Gross carrying amount | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,585	7,158
UBS AG | Gross carrying amount | Rating category 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		32	41
UBS AG | Gross carrying amount | Rating category 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,709	22,485
UBS AG | Gross carrying amount | Rating category 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		23,709	22,485
UBS AG | Gross carrying amount | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		260	298
UBS AG | Gross carrying amount | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,842	3,088
UBS AG | Gross carrying amount | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		88	39
UBS AG | Gross carrying amount | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		21,038	18,748
UBS AG | Gross carrying amount | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		481	312
UBS AG | Gross carrying amount | Rating category 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,505	2,981
UBS AG | Gross carrying amount | Rating category Defaulted | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,505	2,981
UBS AG | Gross carrying amount | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	1
UBS AG | Gross carrying amount | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,943	2,308
UBS AG | Gross carrying amount | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		560	672
UBS AG | Gross carrying amount | Rating category Defaulted | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		158,231	107,068
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,170	12,303
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		74,212	84,246
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		32,737	23,289
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		358,538	310,787
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		26,435	22,019
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		156,250	105,195
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		543	309
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		22,998	21,089
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		8,196	4,899
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,813	1,744
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,404	13,030
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,981	1,873
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		11,974	9,764
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		16,009	16,889
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		13,477	10,553
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		214,418	175,534
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,040	1,581
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,277	1,326
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,367	14,366
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		7,733	5,033
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		63,000	56,957
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		269	381
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,145	677
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		17,995	28,815
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3,243	2,765
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		59,447	62,435
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		6,334	6,747
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		231	228
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,842	3,088
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		88	39
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		15,860	14,117
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		389	280
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		189	81
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		20,556	15,661
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		357	463
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		55	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1,338	655
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		3	11
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		67	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		4,269	2,283
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		11	9
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		37	10
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		9,770	8,093
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		251	412
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		29	71
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		5,178	4,631
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		91	32
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	1
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,943	2,308
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		560	672
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		1	1
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		2,943	2,308
UBS AG | Gross carrying amount | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		560	672
UBS AG | Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,211)	(915)
UBS AG | Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,211)	(915)
UBS AG | Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(16)	(6)
UBS AG | Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)	(2)
UBS AG | Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1,060)	(764)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(133)	(143)
UBS AG | Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(187)	(124)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(187)	(124)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(9)	(4)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(2)	(2)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(142)	(82)
UBS AG | Allowance for expected credit loss | Twelve-month expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(34)	(35)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(229)	(137)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(229)	(137)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(5)	(1)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(215)	(123)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(9)	(13)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(795)	(655)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(795)	(655)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(1)	(1)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		0	0
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		(703)	(559)
UBS AG | Allowance for expected credit loss | Lifetime expected credit losses | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets		$ (90)	$ (95)

[1]	The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.